Document and Entity Information	6 Months Ended
Jan. 31, 2018
Document And Entity Information
Entity Registrant Name	Rise Gold Corp.
Entity Central Index Key	0001424864
Document Type	S-1
Document Period End Date	Jan. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--07-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company